CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2015	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (737,727)	$ (2,902,268)	$ (1,288,003)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt issuance costs	14,000		$ 28,000
Stock-based compensation expense	470,185	$ 486,271
Gain on revaluation of derivative warrant liability	(8,588)	(332,095)
Changes in operating assets and liabilities:
Prepaid expenses	9,174	(60,000)	$ (9,174)
Accounts payable	(66,320)	452,981	75,097
Accrued expenses	56,764	(52,057)	3,033
Accrued interest	79,067	7,500	77,472
Due to related party	281	14,252	18,309
Net Cash Used In Operating Activities	$ (183,164)	$ (2,385,416)	(1,095,266)
Cash flows from financing activities:
Proceeds from convertible promissory notes			225,000
Proceeds from promissory notes			600,000
Proceeds from subordinated convertible promissory note			$ 350,000
Proceeds from issuance of common stock	$ 50,000
Net proceeds from private placement	$ 1,630,834	$ 1,509,493
Deferred offering costs			$ (25,000)
Debt issuance costs			(42,000)
Net Cash Provided by Financing Activities	$ 1,680,834	$ 1,509,493	1,108,000
Increase (Decrease) in Cash and Cash Equivalents	1,497,670	(875,923)	12,734
Cash and Cash Equivalents - Beginning of Period	54,390	1,552,060	41,656
Cash and Cash Equivalents - End of Period	$ 1,552,060	$ 676,137	$ 54,390
Supplemental Disclosures of Cash Flow Information and Non-cash Transactions:
Interest paid
Income taxes paid
Fair value of warrants issued in connection with private placement and recorded as derivative warrant liability	$ 1,459,531	$ 768,435
Reclassification of derivative warrant liability to additional paid-in capital		1,148,328
Conversion of promissory notes and accrued interest into common stock		$ 633,333
Conversion of convertible promissory notes and accrued interest into common stock	$ 1,836,813
Conversion of subordinated convertible promissory note and accrued interest into common stock	$ 394,245